NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Numerator:
Net loss attributable to UTStarcom Holdings Corp.	$(20,657)	$(30,264)	$(22,721)
Denominator:
Weighted average shares outstanding—Basic	37,003	37,380	39,127
Potentially dilutive common stock equivalents—stock options and restricted stock	—	—	—
Weighted average shares outstanding—Diluted	37,003	37,380	39,127
Net loss per share attributable to UTStarcom Holdings Corp.—Basic	$(0.56)	$(0.81)	$(0.58)
Net loss per share attributable to UTStarcom Holdings Corp.—Diluted	$(0.56)	$(0.81)	$(0.58)